UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response. . . . 5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

Wanger USA

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value

	Equities - 99.6%

	Information 32.4%
	Business Software 8.2%
998,000	Informatica (a)	$26,806,280
	Enterprise Data Integration Software
630,000	Micros Systems (a)	20,714,400
	Information Systems for Restaurants & Hotels
375,000	ANSYS (a)	16,177,500
	Simulation Software for Engineers & Designers
575,000	Blackbaud	14,484,250
	Software & Services for Non-profits
180,000	Concur Technologies (a)	7,381,800
	Web Enabled Cost & Expense Management Software
1,213,000	Novell (a)	7,265,870
	Directory, Operating System & Identity Management Software
90,000	Blackboard (a)	3,749,400
	Education Software
58,000	Quality Systems	3,563,520
	IT Systems for Medical Groups & Ambulatory Care Centers
590,000	Art Technology Group (a)	2,601,900
	Software & Tools to Optimize Websites for E-Commerce
133,104	Tyler Technologies (a)	2,494,369
	Financial, Tax, Court & Document Management Systems for Local Governments
150,000	NetSuite (a)	2,181,000
	End to End IT Systems Solutions Delivered Over the Web
57,700	Constant Contact (a)	1,339,794
	E-mail & Other Marketing Campaign Management Systems Delivered Over the Web
90,000	Avid Technology (a)	1,240,200
	Digital Nonlinear Editing Software & Systems
		110,000,283
	Semiconductors & Related Equipment 4.2%
743,000	Microsemi (a)	12,883,620
	Analog/Mixed-signal Semiconductors
478,000	Monolithic Power Systems (a)	10,659,400
	High Performance Analog & Mixed-signal Integrated Circuits (ICs)
1,179,750	ON Semiconductor (a)	9,438,000
	Mixed-signal & Power Management Semiconductors
1,180,000	Integrated Device Technology (a)	7,233,400
	Communications Semiconductors
239,300	Supertex (a)	6,123,687
	Analog/Mixed-signal Semiconductors
750,000	Entegris (a)	3,780,000
	Semiconductor Materials Management Products
345,000	Pericom Semiconductor (a)	3,694,950
	Interface Integrated Circuits (ICs) & Frequency Control Products
490,000	Atmel (a)	2,464,700
	Microcontrollers, RF & Memory Semiconductors
		56,277,757
	Telephone and Data Services 3.8%
2,081,000	tw telecom (a)	37,770,150
	Fiber Optic Telephone/Data Services
2,100,000	PAETEC Holding (a)	9,828,000
	Telephone/Data Services for Business
45,000	AboveNet (a)	2,282,850
	Metropolitan Fiber Communications Services
200,000	Cogent Communications (a)	2,082,000
	Internet Data Pipelines
		51,963,000
	Mobile Communications 3.0%
710,000	Crown Castle International (a)	27,143,300
	Communications Towers
355,000	SBA Communications (a)	12,804,850
	Communications Towers
88,000	Globalstar (a)(b)	119,680
	Satellite Mobile Voice & Data Carrier
		40,067,830
	Telecommunications Equipment 2.7%
488,000	Blue Coat Systems (a)	15,147,520
	WAN Acceleration & Network Security
405,000	Polycom (a)	12,384,900
	Video Conferencing Equipment
298,000	Finisar (a)	4,681,580
	Optical Sub-systems & Components
138,000	CommScope (a)	3,866,760
	Wireless Infrastructure Equipment & Telecom Cable
		36,080,760
	Computer Hardware & Related Equipment 2.2%
305,600	Amphenol	12,893,264
	Electronic Connectors
230,000	II-VI (a)	7,783,200
	Laser Optics & Specialty Materials
135,000	Netgear (a)	3,523,500
	Networking Products for Small Business & Home
80,000	Nice Systems - ADR (Israel) (a)	2,540,000
	Audio & Video Recording Solutions
85,000	Zebra Technologies (a)	2,516,000
	Bar Code Printers
		29,255,964
	Instrumentation 2.1%
185,000	Mettler Toledo (a)	20,202,000
	Laboratory Equipment
600,000	IPG Photonics (a)	8,880,000
	Fiber Lasers
		29,082,000
	Gaming Equipment & Services 1.4%
400,000	Bally Technologies (a)	16,216,000
	Slot Machines & Software
65,000	WMS Industries (a)	2,726,100
	Slot Machine Provider
		18,942,100

1

Number of Shares		Value

	Computer Services 1.3%
275,000	SRA International (a)	$5,717,250
	Government IT Services
310,000	ExlService Holdings (a)	5,170,800
	BPO (Business Process Outsourcing)
156,000	Acxiom (a)	2,798,640
	Database Marketing Services
753,000	RCM Technologies (a)(c)	2,371,950
	Technology & Engineering Services
634,500	Hackett Group (a)	1,763,910
	IT Integration & Best Practice Research
		17,822,550
	Internet Related 1.0%
617,000	Switch & Data Facilities (a)	10,957,920
	Network Neutral Data Centers
875,000	TheStreet.com	3,237,500
	Financial Information Websites
		14,195,420
	Contract Manufacturing 1.0%
251,000	Plexus (a)	9,043,530
	Electronic Manufacturing Services
250,000	Sanmina-SCI (a)	4,125,000
	Electronic Manufacturing Services
		13,168,530
	Financial Processors 0.6%
180,000	Global Payments	8,199,000
	Credit Card Processor

	Business Information & Marketing Services 0.4%
443,200	Navigant Consulting (a)	5,376,016
	Financial Consulting Firm

	TV Broadcasting 0.2%
880,000	Entravision Communications (a)	2,428,800
	Spanish Language TV & Radio Stations

	Radio 0.2%
561,900	Salem Communications (a)	2,011,602
	Radio Stations for Religious Programming
515,000	Spanish Broadcasting System (a)	401,597
	Spanish Language Radio Stations
		2,413,199
	CATV 0.1%
335,000	Mediacom Communications (a)	1,993,250
	Cable TV Franchises
Total Information		437,266,459

	Consumer Goods & Services 16.8%
	Retail 7.3%
420,000	lululemon athletica (a)	17,430,000
	Premium Active Apparel Retailer
360,000	Urban Outfitters (a)	13,690,800
	Apparel & Home Specialty Retailer
270,000	Abercrombie & Fitch	12,322,800
	Teen Apparel Retailer
223,000	J Crew Group (a)	10,235,700
	Multi-channel Branded Retailer
696,000	Chico’s FAS	10,036,320
	Women’s Specialty Retailer
800,000	Saks (a)	6,880,000
	Luxury Department Store Retailer
479,000	Talbots (a)	6,207,840
	Women’s Specialty Retailer
216,000	AnnTaylor Stores (a)	4,471,200
	Women’s Apparel Retailer
616,000	Charming Shoppes (a)	3,363,360
	Women’s Specialty Plus Size Apparel Retailer
120,000	Shutterfly (a)	2,890,800
	Internet Photo-centric Retailer
381,600	Coldwater Creek (a)	2,648,304
	Women’s Apparel Retailer
440,000	Wet Seal (a)	2,094,400
	Specialty Apparel Retailer
325,000	Pier 1 Imports (a)	2,070,250
	Home Furnishing Retailer
110,000	Vitacost.com (a)	1,325,500
	Online Vitamin Retailer
150,000	Gaiam	1,245,000
	Healthy Living Catalogs & E-Commerce
115,700	Bebe Stores	1,029,730
	Women’s Contemporary Specialty Apparel Retailer
		97,942,004
	Travel 2.9%
750,000	Gaylord Entertainment (a)	21,967,500
	Convention Hotels
797,900	Avis Budget Group (a)	9,175,850
	Second Largest Car Rental Company
750,000	Hertz (a)	7,492,500
	Largest U.S. Rental Car Operator
		38,635,850
	Furniture & Textiles 1.3%
1,065,000	Knoll	11,981,250
	Office Furniture
310,000	Herman Miller	5,598,600
	Office Furniture
		17,579,850
	Educational Services 1.2%
139,000	ITT Educational Services (a)	15,634,720
	Post-secondary Degree Services

	Other Durable Goods 1.0%
242,383	Cavco Industries (a)	8,274,956
	Manufactured Homes
144,000	Jarden	4,793,760
	Branded Household Products
		13,068,716
	Consumer Goods Distribution 0.7%
433,500	Pool	9,814,440
	Distributor of Swimming Pool Supplies & Equipment

	Casinos & Gaming 0.6%
555,000	Pinnacle Entertainment (a)	5,405,700
	Regional Casino Operator
100,000	Penn National Gaming (a)	2,780,000
	Regional Casino Operator
		8,185,700
	Apparel 0.6%
268,745	True Religion Apparel (a)	8,159,098
	Premium Denim

2

Number of Shares		Value

	Food & Beverage 0.4%
147,000	Diamond Foods	$6,179,880
	Culinary Ingredients & Snack Foods

	Other Consumer Services 0.4%
179,000	Lifetime Fitness (a)	5,029,900
	Sport & Fitness Club Operator

	Leisure Products 0.3%
140,000	Thor Industries	4,229,400
	RV & Bus Manufacturer

	Restaurants 0.1%
40,000	P.F. Chang’s China Bistro (a)	1,765,200
	Mandarin Style Restaurants
Total Consumer Goods & Services		226,224,758

	Finance 15.0%
	Banks 5.6%
935,083	Valley National Bancorp	14,372,226
	New Jersey/New York Bank
689,700	TCF Financial	10,993,818
	Great Lakes Bank
478,100	MB Financial	10,771,593
	Chicago Bank
423,079	Lakeland Financial	8,059,655
	Indiana Bank
163,000	SVB Financial Group (a)	7,605,580
	Bank to Venture Capitalists
395,000	Wilmington Trust	6,545,150
	Delaware Trust Bank
437,000	Pacific Continental	4,588,500
	Pacific Northwest Bank
678,200	First Busey	2,997,644
	Illinois Bank
200,000	Whitney Holding	2,758,000
	Gulf Coast Bank
147,700	Sandy Spring Bancorp	2,215,500
	Baltimore/D.C. Bank
155,600	Associated Banc-Corp	2,147,280
	Midwest Bank
181,582	Green Bankshares (a)(b)	1,481,709
	Tennessee Bank
851,451	Guaranty Bancorp (a)	1,353,807
	Colorado Bank
		75,890,462
	Finance Companies 4.3%
1,142,400	AmeriCredit (a)	27,143,424
	Auto Lending
359,000	McGrath Rentcorp	8,698,570
	Temporary Space & IT Rentals
188,300	World Acceptance (a)	6,793,864
	Personal Loans
625,000	H&E Equipment Services (a)	6,737,500
	Heavy Equipment Leasing
230,000	CAI International (a)	2,833,600
	International Container Leasing
80,000	Aaron’s	2,667,200
	Rent to Own
92,500	GATX	2,650,125
	Rail Car Lessor
		57,524,283
	Brokerage & Money Management 2.4%
642,000	SEI Investments	14,104,740
	Mutual Fund Administration & Investment Management
280,000	Eaton Vance	9,391,200
	Specialty Mutual Funds
750,000	MF Global (a)	6,052,500
	Futures Broker
155,000	Investment Technology Group (a)	2,586,950
	Electronic Trading
		32,135,390
	Insurance 1.6%
376,000	Leucadia National (a)	9,328,560
	Insurance Holding Company
18,000	Markel (a)	6,743,880
	Specialty Insurance
110,000	Delphi Financial Group	2,767,600
	Workers Compensation & Group Employee Benefit Products & Services
120,000	Tower Group	2,660,400
	Commercial & Personal Lines Insurance
		21,500,440
	Savings & Loans 1.1%
600,000	ViewPoint Financial	9,726,000
	Texas Thrift
238,079	Berkshire Hills Bancorp	4,363,988
	Northeast Thrift
60,272	Provident New York Bancorp	571,378
	New York State Thrift
42,455	K-Fed Bancorp (b)	378,699
	Los Angeles Savings & Loan
		15,040,065
Total Finance		202,090,640

	Industrial Goods & Services 11.1%
	Machinery 8.6%
640,000	Ametek	26,534,400
	Aerospace/Industrial Instruments
365,100	Nordson	24,797,592
	Dispensing Systems for Adhesives & Coatings
442,000	Donaldson	19,943,040
	Industrial Air Filtration
485,000	Pentair	17,275,700
	Pumps & Water Treatment
452,300	ESCO Technologies	14,387,663
	Automatic Electric Meter Readers
195,000	MOOG (a)	6,906,900
	Motion Control Products for Aerospace, Defense & Industrial Markets
168,000	Oshkosh (a)	6,777,120
	Specialty Truck Manufacturer
		116,622,415
	Industrial Materials & Specialty Chemicals 1.0%
255,000	Drew Industries (a)	5,615,100
	RV & Manufactured Home Components
250,000	Albany International	5,382,500
	Paper Machine Clothing & Advanced Textiles

3

Number of Shares		Value

	Industrial Materials & Specialty Chemicals — 1.0% (cont)
60,000	Albemarle	$2,557,800
	Refinery Catalysts & Other Specialty Chemicals
		13,555,400
	Steel 0.5%
540,000	GrafTech International (a)	7,381,800
	Industrial Graphite Materials Producer

	Electrical Components 0.5%
145,000	Acuity Brands	6,120,450
	Commercial Lighting Fixtures

	Construction 0.3%
240,000	M/I Homes (a)	3,516,000
	Columbus-based Home Builder

	Water 0.2%
550,000	Mueller Water Products	2,629,000
	Fire Hydrants, Valves & Ductile Iron Pipes
Total Industrial Goods & Services		149,825,065

	Health Care 9.3%
	Biotechnology & Drug Delivery 4.7%
228,000	Human Genome Sciences (a)	6,885,600
	Biotech Focused on HCV, Inflammation & Cancer
188,000	Acorda Therapeutics (a)	6,429,600
	Biopharma Company Focused on Nervous Disorder Drugs
244,000	BioMarin (a)	5,702,280
	Biotech Focused on Orphan Diseases
361,000	Nektar Therapeutics (a)	5,490,810
	Drug Delivery Technologies
458,300	Seattle Genetics (a)	5,472,102
	Antibody-based Therapies for Cancer
718,600	Allos Therapeutics (a)	5,339,198
	Cancer Drug Development
157,000	Auxilium Pharmaceuticals (a)	4,892,120
	Biotech Focused on Niche Disease Areas
103,000	InterMune (a)	4,590,710
	Drugs for Pulmonary Fibrosis & Hepatitis C
112,000	AMAG Pharmaceuticals (a)	3,909,920
	Biotech Focused on Niche Diseases
57,000	United Therapeutics (a)	3,153,810
	Biotech Focused on Rare Diseases
385,000	Micromet (a)	3,110,800
	Next-generation Antibody Technology
90,000	Onyx Pharmaceuticals (a)	2,725,200
	Commercial-stage Biotech Focused on Cancer
507,000	NPS Pharmaceuticals (a)	2,555,280
	Orphan Drugs & Healthy Royalties
179,700	Isis Pharmaceuticals (a)	1,962,324
	Biotech Pioneer in Anti-sense Drugs
180,000	Anthera (a)	1,258,200
	Biotech Focused on Cardiovascular, Cancer & Immunology
40,000	Ironwood Pharmaceuticals (a)	540,800
	Primary Care Drugs
738,060	Medicure - Warrants (a)(d)	4,613
	Cardiovascular Biotech Company
100,000	IsoRay - Warrants (a)(d)	3,000
	Radiology Cancer Company
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	1,000
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)	515
	High Throughput Rational Drug Design
		64,027,882
	Medical Equipment & Devices 2.7%
235,000	Alexion Pharmaceuticals (a)	12,776,950
	Biotech Focused on Orphan Diseases
165,000	Orthofix International (a)	6,002,700
	Bone Fixation & Stimulation Devices
73,000	Gen-Probe (a)	3,650,000
	Molecular In-vitro Diagnostics
80,000	Sirona Dental Systems (a)	3,042,400
	Manufacturer of Dental Equipment
160,000	American Medical Systems (a)	2,972,800
	Medical Devices to Treat Urological Conditions
102,740	Vermillion (a)(d)	2,658,398
	Ovarian Cancer Diagnostic Test
63,000	Illumina (a)	2,450,700
	Leading Tools & Service Provider for Genetic Analysis
35,000	Kinetic Concepts (a)	1,673,350
	Wound Healing & Tissue Repair Products
240,000	Nanosphere (a)	1,149,600
	Molecular Diagnostics Company with Best of Breed Platform
		36,376,898
	Health Care Services 1.0%
362,465	PSS World Medical (a)	8,521,552
	Distributor of Medical Supplies
40,000	Mednax (a)	2,327,600
	Physician Management for Pediatric & Anesthesia Practices
285,000	eResearch Technology (a)	1,969,350
	Clinical Research Services
		12,818,502
	Medical Supplies 0.9%
330,000	Cepheid (a)	5,768,400
	Molecular Diagnostics
145,000	Immucor (a)	3,246,550
	Automated Blood Typing Reagents
53,000	Idexx Laboratories (a)	3,050,150
	Diagnostic Equipment & Services for Veterinarians
		12,065,100
Total Health Care		125,288,382

	Energy & Minerals 9.0%
	Oil Services 5.9%
530,000	FMC Technologies (a)	34,253,900
	Oil & Gas Wellhead Manufacturer
784,000	Atwood Oceanics (a)	27,149,920
	Offshore Drilling Contractor
177,000	Bristow (a)	6,678,210
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers

4

Number of Shares or Principal Amount		Value

	Oil Services — 5.9% (cont)
95,000	Oceaneering International (a)	$6,031,550
	Provider of Sub-sea Services & Manufactured Products
203,125	Exterran Holdings (a)	4,909,531
	Natural Gas Compressor Rental & Fabrication
108,700	Tesco (a)	1,268,529
	Developing New Well Drilling Technologies
		80,291,640
	Oil & Gas Producers 2.6%
570,000	Carrizo Oil & Gas (a)	13,081,500
	Oil & Gas Producer
230,000	Ultra Petroleum (a)	10,724,900
	Oil & Gas Producer
265,000	Quicksilver Resources (a)	3,728,550
	Natural Gas & Coal Steam Gas Producer
88,000	Equitable Resources	3,608,000
	Natural Gas Producer & Utility
98,000	Northern Oil & Gas (a)	1,553,300
	Small E&P Company in North Dakota Bakken
55,000	Rosetta Resources (a)	1,295,250
	Oil & Gas Producer Exploring in South Texas & Montana
18,000	Southwestern Energy (a)	732,960
	Oil & Gas Producer
		34,724,460
	Mining 0.5%
50,000	Core Laboratories (Netherlands)	6,540,000
	Oil & Gas Reservoir Consulting
Total Energy & Minerals		121,556,100

	Other Industries 6.0%
	Real Estate 5.3%
405,000	SL Green Realty	23,194,350
	Manhattan Office Buildings
280,620	Macerich	10,750,552
	Regional Shopping Malls
532,000	BioMed Realty Trust	8,799,280
	Life Science-focused Office Buildings
1,450,000	Kite Realty Group	6,858,500
	Community Shopping Centers
153,000	Corporate Office Properties	6,139,890
	Office Buildings
100,000	Digital Realty Trust	5,420,000
	Technology-focused Office Buildings
427,000	Extra Space Storage	5,414,360
	Self Storage Facilities
517,000	DCT Industrial Trust	2,703,910
	Industrial Properties
90,000	American Campus Communities	2,489,400
	Student Housing
		71,770,242
	Transportation 0.7%
235,000	Heartland Express	3,877,500
	Regional Trucker
92,500	World Fuel Services	2,464,200
	Global Fuel Broker
180,000	Rush Enterprises, Class A (a)	2,377,800
	Truck Sales & Services
		8,719,500
Total Other Industries		80,489,742

Total Equities: 99.6% (Cost: $1,029,745,245)		1,342,741,146

Securities Lending Collateral - 0.0%
123,973	Dreyfus Government Cash Management Fund (7 day yield of 0.01%)(e)	123,973

Total Securities Lending Collateral: (Cost: $123,973)		123,973

Short-Term Obligation-0.3%
	Repurchase Agreement 0.3%
$4,295,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 12/10/15, market value $4,380,900 (repurchase proceeds $4,295,000)	4,295,000

Total Short-Term Obligation: (Cost: $4,295,000)		4,295,000

5

Total Investments: 99.9% (Cost: $1,034,164,218)(f)	1,347,160,119

Obligation to Return Collateral for Securities Loaned: (0.0)%	(123,973)

Cash and Other Assets Less Liabilities: 0.1%	1,010,038

Total Net Assets: 100.0%	$1,348,046,184

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$437,266,459	$—	$—	$437,266,459
Consumer Goods & Services	226,224,758	—	—	226,224,758
Finance	202,090,640	—	—	202,090,640
Industrial Goods & Services	149,825,065	—	—	149,825,065
Health Care	122,620,856	2,666,011	1,515	125,288,382
Energy & Minerals	121,556,100	—	—	121,556,100
Other Industries	80,489,742	—	—	80,489,742
Total Equities	1,340,073,620	2,666,011	1,515	1,342,741,146
Total Securities Lending Collateral	123,973	—	—	123,973
Total Short-Term Obligation	—	4,295,000	—	4,295,000
Total Investments	$1,340,197,593	$6,961,011	$1,515	$1,347,160,119

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Securities acquired via private placement, that have a holding period or an extended settlement period, are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisors experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table reconciles asset balances for the three month period ending March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of March 31, 2010
Equities
Health Care	$1,894	$—	$(379)	$—	$—	$1,515
	$1,894	$—	$(379)	$—	$—	$1,515

The information in the above  reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $379.

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan at March 31, 2010. The total market value of fund securities on loan at March 31, 2010 was $118,948.

6

(c)                                  An affiliated person of the fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2010, are as follows:

Affiliates	Balance of Shares Held at 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/10	Value	Dividend
RCM Technologies	753,000	—	—	753,000	$2,371,950	$—
Cavco Industries*	272,184	—	29,801	242,383	8,274,956	—
	1,025,184	—	29,801	995,383	$10,646,906	$—

* At March 31, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at March 31, 2010, were $12,974,742 and $10,646,906, respectively. Investments in affiliated companies represented 0.79% of total net assets at March 31, 2010.

(d)                                 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2010, the market value of these securities amounted to $2,667,526, which represented 0.20% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Vermillion	1/07/10	102,740	$1,899,991	$2,658,398
Medicure – Warrants	12/22/06	738,060	—	4,613
IsoRay – Warrants	3/21/07	100,000	—	3,000
Locus Pharmaceuticals,
Series A-1, Pfd.	9/05/01	25,000	1,000,000	1,000
Locus Pharmaceuticals,
Series B-1, Pfd.	2/08/07	12,886	37,369	515
			$2,937,360	$2,667,526

(e)                                  Investment made with cash collateral received from securities lending activity.

(f)                                   At March 31, 2010, for federal income tax purposes, cost of investments was $1,034,164,218, and net unrealized appreciation was $312,995,901, consisting of gross unrealized appreciation of $449,311,145 and gross unrealized depreciation of $136,315,244.

ADR = American Depositary Receipts

7

Wanger International

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value

Equities - 94.5%

	Asia 38.1%
	Japan 15.7%
2,076,000	Kansai Paint	$16,920,655
	Paint Producer in Japan, India, China & Southeast Asia
8,100	Advance Residence Investment (a)	10,041,609
	Residential REIT
8,332	Jupiter Telecommunications	9,625,158
	Largest Cable Service Provider in Japan
146,300	Point	8,763,290
	Apparel Specialty Retailer
4,312	Seven Bank	8,671,045
	ATM Processing Services
1,003,200	Kamigumi	8,069,381
	Port Cargo Handling & Logistics
564,200	Aeon Delight	7,929,819
	Facility Maintenance & Management
1,750	Orix JREIT	7,927,318
	Diversified REIT
217,300	Ibiden	7,484,287
	Electronic Parts & Ceramics
298,600	Glory	7,416,293
	Currency Handling Systems & Related Equipment
66,700	Nakanishi	6,956,092
	Dental Tools & Machinery
1,280	Osaka Securities Exchange	6,695,048
	Osaka Securities Exchange
1,230	Nippon Accommodations Fund	6,328,270
	Residential REIT
214,000	Ain Pharmaciez	6,251,300
	Dispensing Pharmacy/Drugstore Operator
3,407	Start Today	6,195,208
	Largest Online Japanese Apparel Retailer
630,400	Asics	6,163,072
	Footwear & Apparel
187,000	Makita	6,160,659
	Power Tools
3,865	Wacom	5,891,138
	Computer Graphic Illustration Devices
276,900	Aeon Mall	5,837,736
	Suburban Shopping Mall Developer, Owner & Operator
204,200	Hamamatsu Photonics	5,772,816
	Optical Sensors for Medical & Industrial Applications
1,075	Fukuoka	5,732,030
	Diversified REIT in Fukuoka
219,000	Kintetsu World Express	5,652,444
	Airfreight Logistics
184,000	Tsumura	5,343,459
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
481,000	Rohto Pharmaceutical	5,283,848
	Health & Beauty Products
160,000	Olympus	5,134,239
	Medical Equipment (Endoscopes) & Cameras
194,000	Miura	5,052,840
	Industrial Boiler
240,500	Daiseki	5,008,594
	Waste Disposal & Recycling
296,400	Tamron	4,971,175
	Camera Lens Maker
554,000	Suruga Bank	4,953,942
	Regional Bank
290,300	Ushio	4,924,760
	Industrial Light Sources
99,400	Benesse	4,306,022
	Education Service Provider
203,900	Torishima Pump Manufacturing	4,102,427
	Industrial Pump for Power Generation & Water Supply Systems
247,100	Japan Airport Terminal	3,430,696
	Airport Terminal Operator at Haneda
102,800	Unicharm PetCare	3,262,462
	Pet Food & Pet Toiletries
262,000	Zenrin	3,138,731
	Map Content Publisher
850	Kakaku.com	3,082,148
	Online Price Comparison Services for Consumers
118,600	Icom	3,035,724
	Two Way Radio Communication Equipment
68,500	As One	1,203,824
	Scientific Supplies Distributor
60,000	Hoshizaki Electric	897,208
	Commercial Kitchen Equipment
		233,616,767
	China 6.1%
8,913,100	China Green	11,238,593
	Chinese Fruit & Vegetable Grower & Processor
73,347,900	RexLot Holdings	10,486,031
	Lottery Equipment Supplier in China
2,442,747	Shandong Weigao	10,193,516
	Vertically Integrated Hospital Consumable Manufacturing
116,700	New Oriental Education & Technology - ADR (a)(b)	9,979,017
	China’s Largest Private Education Service Provider
3,088,900	China Yurun Food	9,428,719
	Meat Processor in China
9,776,000	Jiangsu Expressway	9,166,279
	Chinese Toll Road Operator
4,256,941	Zhaojin Mining Industry	8,333,774
	Gold Mining & Refining in China
215,100	Mindray - ADR (b)	7,833,942
	Medical Device Manufacturer
6,490,000	Wasion Group	4,614,071
	Electronic Power Meter Total Solution Provider
4,822,400	Sino Ocean Land	4,248,345
	Property Developer in China
7,625,165	China Communication Services	3,849,779
	China’s Telecom Infrastructure Service Provider
207,800	VisionChina Media - ADR (a)	976,660
	Advertising on Digital Screens in China’s Mass Transit System

Number of Shares		Value

	China — 6.1% (cont)
100,900	IFM Investments (Century 21 China RE) - ADR (a)	$706,300
	Provides Real Estate Services in China
4,580,000	Fu Ji Food & Catering Services (a)(c)	47,191
	Food Catering Service Provider in China
		91,102,217
	India 4.5%
324,385	Asian Paints	14,775,973
	India’s Largest Paint Company
642,800	Jain Irrigation Systems	13,857,534
	Agricultural Micro-irrigation Systems & Food Processing
517,000	Mundra Port & Special Economic Zone	9,075,570
	Indian West Coast Shipping Port
769,317	Shriram Transport Finance	8,996,356
	Truck Financing in India
143,000	Housing Development Finance	8,649,438
	Indian Mortgage Lender
460,700	Educomp Solutions	7,675,768
	Multimedia Educational Content & Schools
408,000	Patel Engineering	4,144,069
	Civil Engineering & Construction
		67,174,708
	Singapore 4.2%
11,308,100	Olam International	20,935,687
	Agriculture Supply Chain Manager
21,393,800	Mapletree Logistics Trust	12,998,842
	Asian Logistics Landlord
9,169,000	CDL Hospitality Trust	11,797,562
	Hotel Owner/Operator
6,417,700	Ascendas REIT	8,808,023
	Singapore Industrial Property Landlord
1,528,100	Singapore Exchange	8,356,242
	Singapore Equity & Derivatives Market Operator
		62,896,356
	South Korea 2.8%
79,000	NHN (a)	12,567,944
	South Korea’s Largest Online Search Engine
59,500	MegaStudy	9,807,548
	Online Education Service Provider
296,000	Woongjin Coway	9,169,473
	South Korean Household Appliance Rental Service Provider
119,000	Mirae Asset Securities (a)	5,994,962
	South Korean Largest Diversified Financial Company
58,000	Taewoong	3,629,325
	Niche Custom Forging
		41,169,252
	Taiwan 2.4%
1,830,000	Simplo Technology	10,429,813
	World’s Largest Notebook Battery Pack Supplier
16,460,000	Yuanta Financial Holdings	9,873,512
	Financial Holding Company in Taiwan
3,048,680	Everlight Electronics	9,465,327
	LED Packager
467,800	Formosa International Hotels	5,118,726
	Hotel, Food & Beverage Operation & Hospitality Management Services
		34,887,378
	Hong Kong 1.7%
764,000	Hong Kong Exchanges and Clearing	12,752,603
	Hong Kong Equity & Derivatives Market Operator
6,770,300	Lifestyle International	12,225,213
	Mid to High-end Department Store Operator in Hong Kong & China
		24,977,816
	Indonesia 0.7%
21,394,500	Perusahaan Gas Negara	9,992,486
	Gas Distributor & Pipeline Operator
Total Asia		565,816,980

	Europe 36.3%
	United Kingdom 7.8%
2,047,647	Serco	18,674,887
	Facilities Management
577,600	Intertek Group	12,779,479
	Testing, Inspection & Certification Services
1,008,498	Capita Group	11,577,436
	White Collar, Back Office Outsourcing
2,796,900	Cobham	10,907,833
	Aerospace Components
201,700	Chemring	10,134,294
	Defense Manufacturer of Countermeasures & Energetics
3,050,000	Charles Taylor (d)	10,089,851
	Insurance Services
448,000	Schroders	9,565,343
	United Kingdom Top Tier Asset Manager
210,000	Rotork	4,471,008
	Valve Actuators for Oil & Water Pipelines
1,430,000	RPS Group	4,431,188
	Environmental Consulting & Planning
230,000	Tullow Oil	4,362,810
	Oil & Gas Producer
1,155,000	N Brown Group	3,834,933
	Home Shopping Women’s Clothes Retailer
381,930	Smith & Nephew	3,804,932
	Medical Equipment & Supplies
6,648,224	Archipelago Resources (a)	3,657,144
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
339,100	Keller Group	3,478,587
	Ground Engineering
112,600	Abcam	2,151,258
	Online Sales of Antibodies
380,000	PureCircle (a)	1,409,909
	Manufactures Natural Sweetener
886,763	Spice Group	396,970
	United Kingdom Utility Outsourcing
		115,727,862
	Netherlands 6.2%
571,881	Imtech	18,313,873
	Electromechanical & ICT Installation & Maintenance
233,351	Fugro	15,251,349
	Sub-sea Oilfield Services

Number of Shares		Value

	Netherlands — 6.2% (cont)
167,532	Vopak (a)	$13,194,222
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
419,584	Koninklijke TenCate	10,982,866
	Advanced Textiles & Industrial Fabrics
423,300	Unit 4 Agresso (a)	10,822,855
	Business Software Development
535,100	Aalberts Industries	8,535,478
	Flow Control & Heat Treatment
332,500	Arcadis	7,032,770
	Engineering Consultants
209,000	QIAGEN (a)	4,812,975
	Life Science Tools & Molecular Diagnostics
21,000	Core Laboratories	2,746,800
	Oil & Gas Reservoir Consulting
		91,693,188
	Germany 4.2%
400,000	Rhoen-Klinikum	10,237,931
	Health Care Services
186,000	CTS Eventim	9,445,909
	Event Ticket Sales
77,600	Vossloh	8,286,316
	Rail Infrastructure & Diesel Locomotives
106,100	Wincor Nixdorf	7,186,696
	Retail POS Systems & ATM Machines
38,800	Rational	6,802,200
	Commercial Oven Manufacturer
249,000	Elringklinger	6,201,593
	Automobile Components
287,000	Tognum	5,395,903
	Diesel Engines for Drive & Power Generation Systems
372,000	Wirecard	3,517,094
	Online Payment Processing & Risk Management
108,300	Deutsche Beteiligungs	2,496,922
	Private Equity Investment Management
213,877	Takkt	2,484,308
	Mail Order Retailer of Office & Warehouse Durables
		62,054,872
	France 3.6%
100,847	Neopost	8,059,489
	Postage Meter Machines
82,800	Pierre & Vacances	6,242,566
	Vacation Apartment Lets
124,700	Zodiac Aerospace	6,134,079
	Leading Supplier to the Aerospace Industry
168,200	Carbone Lorraine	6,111,126
	Advanced Industrial Materials
240,300	SES	6,067,674
	Fixed Satellite Services
139,300	Eurofins Scientific	6,038,533
	Food, Pharmaceuticals & Materials Screening & Testing
129,700	Saft	5,140,639
	Niche Battery Manufacturer
53,800	Rubis	4,694,159
	Tank Storage & Liquefied Petroleum Gas Distribution
50,574	Norbert Dentressangle	3,415,390
	Leading European Logistics & Transport Group
309,600	Hi-Media (a)	2,241,345
	Online Advertiser in Europe
		54,145,000
	Switzerland 3.0%
6,300	Sika	10,635,433
	Chemicals for Construction & Industrial Applications
56,500	Geberit	10,111,485
	Plumbing Supplies
99,300	Kuehne & Nagel	10,048,663
	Freight Forwarding/Logistics
190,803	Bank Sarasin & Cie (a)	7,916,949
	Private Banking
26,000	Burckhardt Compression	5,128,983
	Manufactures & Services Compressors
		43,841,513
	Sweden 2.4%
1,147,907	Hexagon	16,374,598
	Measurement Equipment
1,187,826	Sweco	9,911,436
	Engineering Consultants
1,019,900	Nobia (a)	5,452,198
	Kitchen Cabinet Manufacturing & Sales
316,000	East Capital Explorer (a)	3,610,503
	Sweden-based RUS/CEE Investment Fund
		35,348,735
	Italy 2.2%
1,918,000	Terna	8,296,229
	Italian Power Transmission
366,600	Ansaldo STS	7,501,499
	Leading Systems Integrator for the Railway Industry
937,800	Credito Emiliano (a)	6,485,197
	Italian Regional Bank
2,485,000	CIR (a)	5,991,114
	Italian Holding Company
49,700	Tod’s	3,656,425
	Leather Shoes & Bags
		31,930,464
	Ireland 1.5%
3,541,700	United Drug	12,293,849
	Irish Pharmaceutical Wholesaler & Outsourcer
180,000	Paddy Power	6,406,135
	Irish Betting Services
99,000	Aryzta	4,299,052
	Baked Goods
		22,999,036
	Finland 1.2%
295,822	Stockmann	10,763,934
	Department Store & Fashion Retailer in Scandinavia & Russia

Number of Shares		Value

	Finland — 1.2% (cont)
536,590	Poyry	$7,791,015
	Engineering Consultants
		18,554,949
	Denmark 0.7%
93,512	Novozymes	10,349,127
	Industrial Enzymes

	Spain 0.7%
185,000	Red Eléctrica de Espana	9,928,598
	Spanish Power Transmission

	Greece 0.7%
1,493,900	Intralot	6,759,418
	Lottery & Gaming Systems & Services
357,000	Bank of Piraeus (a)	3,119,719
	Commercial Bank in Greece
		9,879,137
	Poland 0.6%
273,200	Central European Distribution (a)	9,564,732
	Vodka Production & Spirits Distribution

	Portugal 0.5%
4,105,000	Banco Comercial Português	4,568,602
	Portuguese Bank
840,905	Redes Energéticas Nacionais	3,475,452
	Portuguese Power Transmission & Gas Transportation
		8,044,054
	Czech Republic 0.5%
34,800	Komercni Banka	7,062,409
	Leading Czech Universal Bank

	Iceland 0.4%
9,536,321	Marel (a)	5,879,221
	Largest Manufacturer of Poultry & Fish Processing Equipment

	Norway 0.1%
33,700	Dockwise (a)	819,365
	Specialized Transport Entity
Total Europe		537,822,262

	Other Countries 14.2%
	Canada 4.2%
550,000	ShawCor	15,238,517
	Oil & Gas Pipeline Products
793,500	Eldorado Gold (a)	9,633,097
	Gold Miner in Turkey, Greece, China & Brazil
341,400	CCL Industries	9,489,216
	Leading Global Label Manufacturer
148,000	Baytex	5,005,464
	Oil & Gas Producer in Canada
227,344	Ivanhoe Mines (a)(e)	3,958,059
219,000	Ivanhoe Mines (a)	3,827,352
	Copper Mine Project in Mongolia
103,600	AG Growth	3,774,135
	Leading Manufacturer of Augers & Grain Handling Equipment
513,300	Pan Orient (a)	3,183,961
	Growth Oriented & Return Focused Asian Explorer
4,000,000	Eacom Timber - Subscription Receipts (a)(f)	2,835,622
	Canadian Lumber Producer
436,000	Guyana Goldfields (a)(f)	2,768,867
	Gold Mining Projects in Guyana
725,700	Horizon North Logistics (a)	1,307,568
	Provides Diversified Oil Service Offering in Northern Canada
65,400	Black Diamond Group	1,268,528
	Provides Accommodations/Equipment for Oil Sands Exploitation
		62,290,386
	United States 3.7%
431,000	Atwood Oceanics (a)	14,925,530
	Offshore Drilling Contractor
191,003	Alexion Pharmaceuticals (a)	10,384,833
	Biotech Focused on Orphan Diseases
111,000	Oceaneering International (a)	7,047,390
	Provider of Sub-sea Services & Manufactured Products
246,000	World Fuel Services	6,553,440
	Global Fuel Broker
84,000	FMC Technologies (a)	5,428,920
	Oil & Gas Wellhead Manufacturer
218,000	Ritchie Brothers Auctioneers (b)	4,693,540
	Heavy Equipment Auctioneer
119,496	Bristow (a)	4,508,584
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
100,000	Tesco (a)	1,167,000
	Developing New Well Drilling Technologies
27,400	Textainer Group Holdings	590,470
	Top International Container Leasor
		55,299,707
	Australia 2.8%
665,000	UGL	9,184,072
	Engineering & Facilities Management
213,922	Perpetual Trustees	6,925,660
	Mutual Fund Management
221,700	Australian Stock Exchange	6,904,856
	Australian Equity & Derivatives Market Operator
80,100	Cochlear	5,354,015
	Cochlear Implants for Hearing
480,000	Billabong International	4,977,334
	Action Sports Apparel Brand Manager
1,248,815	SAI Global	4,560,981
	Publishing, Certification & Compliance Services
244,000	Seek	1,795,731
	Online Job Listing & Education
1,283,000	Hastie Group	1,795,451
	Mechanical, Electrical & Hydraulic (MEH) Engineering
		41,498,100
	South Africa 2.3%
603,000	Naspers	26,202,094
	Media in Africa & Other Emerging Markets

Number of Shares or
Principal Amount		Value
	South Africa — 2.3% (cont)
1,405,700	Mr. Price	$7,681,051
	South African Retailer of Apparel, Household & Sporting Goods
		33,883,145
	Israel 0.8%
883,200	Israel Chemicals	11,948,860
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals

	Kazakhstan 0.4%
490,000	Halyk Savings Bank of Kazakhstan - GDR (a)	5,341,000
	Largest Retail Bank & Insurer in Kazakhstan

	Senegal 0.0%
2,361	Sonatel	680,599
	Leading Telecoms Operator in Western Africa

	Egypt 0.0%
12,194	Paints & Chemical Industries (Pachin)	111,620
	Paints & Inks in Egypt
Total Other Countries		211,053,417

	Latin America 5.9%
	Brazil 4.0%
1,314,100	Suzano	17,956,325
	Brazilian Pulp & Paper Producer
1,528,100	Localiza Rent A Car	16,154,458
	Car Rental
611,200	Natura	12,407,186
	Direct Retailer of Cosmetics
1,000,000	MRV Engenharia	6,978,379
	Brazilian Low-income Property Developer
763,900	PDG Realty	6,361,717
	Brazilian Low-income Property Developer
		59,858,065
	Mexico 1.2%
192,525	Grupo Aeroportuario del Sureste - ADR	9,982,421
	Mexican Airport Operator
3,206,400	Urbi Desarrollos Urbanos (a)	7,404,123
	Affordable Housing Builder
		17,386,544
	Chile 0.7%
263,416	Sociedad Quimica y Minera de Chile - ADR	9,849,124
	Producer of Specialty Fertilizers, Lithium & Iodine
Total Latin America		87,093,733

Total Equities: 94.5% (Cost: $993,781,559)		1,401,786,392

Securities Lending Collateral 0.8%
12,329,475	Dreyfus Government Cash Management Fund (7 day yield of 0.01%)(g)	12,329,475

Total Securities Lending Collateral: (Cost: $12,329,475)		12,329,475

Short-Term Obligations 2.2%
	Repurchase Agreement 1.8%
$26,053,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 12/02/14, market value $26,578,125 (repurchase proceeds $26,053,000)	26,053,000

	Commercial Paper 0.4%
7,200,000	Toyota Motor Credit 0.23% Due 4/01/10	7,200,000

Total Short-Term Obligations (Cost: $33,253,000)		33,253,000

Total Investments: 97.5% (Cost: $1,039,364,034)(h)(i)		1,447,368,867

Obligation to Return Collateral for Securities Loaned: (0.8)%		(12,329,475)

Cash and Other Assets Less Liabilities: 3.3%		48,505,131

Total Net Assets: 100.0%		$1,483,544,523

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$19,495,919	$546,273,870	$47,191	$565,816,980
Europe	12,311,532	525,510,730	—	537,822,262
Other Countries	114,754,471	96,298,946	—	211,053,417
Latin America	87,093,733	—	—	87,093,733
Total Equities	233,655,655	1,168,083,546	47,191	1,401,786,392
Total Securities Lending Collateral	12,329,475	—	—	12,329,475
Total Short-Term Obligations	—	33,253,000	—	33,253,000
Total Investments	245,985,130	1,201,336,546	47,191	1,447,368,867
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,195,501	—	3,195,501
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(831,485)	—	(831,485)
Total	$245,985,130	$1,203,700,562	$47,191	$1,449,732,883

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.  Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement, that have a holding period or an extended settlement period, are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisors experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table reconciles asset balances for the three month period ending March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain / (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of March 31, 2010
Equities
Asia	$47,257	$—	$(66)	$—	$—	$47,191

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $66.

The Funds adopted FASB Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures (Topic 820)” (“the Update”), effective March 31, 2010. This Update applies to Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$46,517,969	$—	$—	$46,517,969

Financial assets were transferred from Level 2 to Level 1 as they resumed trading during the period.

(a)                        Non-income producing security.

(b)                        All or a portion of this security was on loan at March 31, 2010. The total market value of Fund securities on loan at March 31, 2010 was $11,949,701.

(c)                         Illiquid Security.

(d)                        An affiliated person of the fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in this affiliated company during the three months ended March 31, 2010, are as follows:

Affiliate	Balance of Shares Held at 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/10	Value	Dividend
Charles Taylor	3,000,000	50,000	—	3,050,000	$10,089,851	$—

The aggregate cost and value of this company at March 31, 2010, was $14,952,395 and $10,089,851, respectively.  Investments in the affiliated company represented 0.68% of the total net assets at March 31, 2010.

(e)                         Security is traded on a U.S. exchange.

(f)                          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2010, the market value of these securities amounted to $5,604,489, which represented 0.38% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Eacom Timber — Subscription Receipts	3/17/10	4,000,000	$1,980,198	$2,835,622
Guyana Goldfields	1/19/10	436,000	2,939,088	2,768,867
			$4,919,286	$5,604,489

(g)                         Investment made with cash collateral received from securities lending activity.

(h)                        At March 31, 2010, for federal income tax purposes, the cost of investments was $1,039,364,034, and net unrealized appreciation was $408,004,833, consisting of gross unrealized appreciation of $465,386,578 and gross unrealized depreciation of $57,381,745.

(i)                            On March 31, 2010, the Fund’s total investments were denominated in currencies as follows:

		Percentage of
Currency	Value	Net Assets
Euro	$306,482,497	20.7
Japanese Yen	233,616,768	15.7
U.S. Dollar	149,490,763	10.1
British Pound	115,727,862	7.8
Hong Kong Dollar	96,584,113	6.5
Other currencies less than 5% of total net assets	533,137,389	35.9
Cash and other assets less liabilities	48,505,131	3.3
	$1,483,544,523	100.0

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

At March 31, 2010, the Fund had entered into the following forward foreign currency exchange contracts:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange	Forward Foreign Currency Exchange	Principal Amount in	Principal
Contracts to Buy	Contracts to Sell	Foreign Currency	Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation
AUD	USD	9,648,127	$8,500,000	5/14/10	$316,799
AUD	USD	9,383,245	8,500,000	6/15/10	43,283
CAD	USD	8,755,085	8,500,000	4/15/10	120,142
CAD	USD	8,935,455	8,500,000	5/14/10	297,650
CAD	USD	8,665,550	8,500,000	6/15/10	21,555
USD	EUR	17,617,189	25,500,000	4/15/10	1,705,124
USD	EUR	18,677,077	25,500,000	5/14/10	272,957
USD	EUR	18,569,494	25,500,000	6/15/10	417,991
			$119,000,000		$3,195,501

Forward Foreign Currency Exchange	Forward Foreign Currency Exchange	Principal Amount in	Principal
Contracts to Sell	Contracts to Buy	Foreign Currency	Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
AUD	USD	9,226,394	$8,500,000	4/15/10	$(41,666)
JPY	USD	775,701,500	8,500,000	4/15/10	(202,395)
JPY	USD	763,011,000	8,500,000	5/14/10	(336,902)
JPY	USD	770,950,000	8,500,000	6/15/10	(250,522)
			$34,000,000		$(831,485)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust company.

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

JPY = Japanese Yen

USD = United States Dollar

Wanger Select

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value

	Equities - 94.2%

	Consumer Goods & Services 31.0%
	Educational Services 10.7%
121,600	ITT Educational Services (a)	$13,677,568
	Post-secondary Degree Services
1,074,000	SkillSoft - ADR (a)	11,083,680
	Web-based Learning Solutions (E-Learning)
203,400	Career Education (a)	6,435,576
	Post-secondary Education
102,000	Princeton Review (a)	355,980
	College Preparation Courses
		31,552,804
	Retail 8.4%
501,000	Safeway	12,454,860
	Supermarkets
224,000	Abercrombie & Fitch	10,223,360
	Teen Apparel Retailer
42,000	lululemon athletica (a)	1,743,000
	Premium Active Apparel Retailer
67,500	Wet Seal (a)	321,300
	Specialty Apparel Retailer
		24,742,520
	Travel 6.6%
1,083,900	Hertz (a)	10,828,161
	Largest U.S. Rental Car Operator
339,000	Expedia	8,461,440
	Online Travel Services Company
		19,289,601
	Casinos & Gaming 2.2%
44,286,000	RexLot Holdings (China)	6,331,257
	Lottery Equipment Supplier in China

	Apparel 2.1%
154,000	Coach	6,086,080
	Designer & Retailer of Branded Leather Accessories

	Furniture & Textiles 0.5%
219,500	Steelcase	1,420,165
	Office Furniture

	Food & Beverage 0.3%
103,800	GLG Life Tech (Canada) (a)	820,020
	Produce an All-natural Sweetener Extracted from the Stevia Plant
2,279,000	Fu Ji Food & Catering Services (China) (a)(b)	23,482
	Food Catering Service Provider in China
		843,502
	Other Consumer Services 0.2%
93,400	IFM Investments (Century 21 China RE) - ADR (China) (a)	653,800
	Provides Real Estate Services in China
Total Consumer Goods & Services		90,919,729

	Energy & Minerals 20.9%
	Oil & Gas Producers 13.0%
16,460,000	Canacol Energy (Canada) (a)(c)	11,070,572
	Oil Producer in South America
430,500	Pacific Rubiales Energy (Colombia) (a)(c)	8,321,093
381,166	Pacific Rubiales Energy (Colombia) (a)	7,404,524
	Oil Production & Exploration in Colombia
141,000	Houston American Energy	2,559,150
	Oil & Gas Exploration/Production in Colombia
336,000	Gran Tierra Energy (Canada) (a)	1,984,936
	Oil Exploration & Production in Colombia, Peru & Argentina
5,714,000	Cap-Link Ventures (Colombia) (a)(c)	1,917,325
5,714,000	Cap-Link Ventures - Warrants (Colombia) (a)(c)	1,125,191
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
3,450,000	ShaMaran Petroleum (Canada) (a)(c)	1,830,896
878,000	ShaMaran Petroleum (Canada) (a)	475,459
	Oil Exploration in Kurdistan
1,347,000	Alange Energy (Colombia) (a)	755,959
	Oil & Gas Exploration/Production in Colombia
1,397,700	Petroamerica (Canada) (a)	660,558
	Oil Exploration & Production in Colombia
		38,105,663
	Oil Services 3.8%
637,100	Tetra Technologies (a)	7,785,362
	U.S.-based Services Company with Life of Field Approach
1,000,000	Tuscany International Drilling - Special Warrants (Canada) (a)(c)	1,500,000
2,004,800	Tuscany International Drilling (Canada) (a)(c)	2,004,800
	South America-based Drilling Rig Contractor
		11,290,162
	Alternative Energy 2.8%
298,100	Canadian Solar (China) (a)	7,249,792
	Solar Cell & Module Manufacturer
179,900	Real Goods Solar (a)	611,660
	Residential Solar Energy Installer
410,800	Synthesis Energy Systems (China) (a)	410,800
	Owner/Operator of Gasification Plants
		8,272,252
	Agricultural Commodities 1.3%
5,000,000	Eacom Timber - Subscription Receipts (Canada) (a)(c)	3,544,528
	Canadian Lumber Producer
156,100	Eacom Timber (Canada) (a)	138,325
	Canadian Lumber Producer
		3,682,853
Total Energy & Minerals		61,350,930

	Information 19.4%
	Mobile Communications 6.2%
210,000	Crown Castle International (a)	8,028,300
	Communications Towers

1

Number of Shares		Value

	Mobile Communications — 1.3% (cont)
121,000	American Tower (a)	$5,155,810
	Communications Towers in USA & Latin America
68,000	SBA Communications (a)	2,452,760
	Communications Towers
1,800,100	Globalstar (a)	2,448,136
	Satellite Mobile Voice & Data Carrier
		18,085,006
	Contract Manufacturing 4.9%
875,833	Sanmina-SCI (a)	14,451,245
	Electronic Manufacturing Services

	Computer Services 2.1%
555,000	WNS - ADR (India) (a)	5,955,150
	Offshore BPO (Business Process Outsourcing) Services
131,500	Hackett Group (a)	365,570
	IT Integration & Best Practice Research
		6,320,720
	Business Software 1.9%
951,000	Novell (a)	5,696,490
	Directory, Operating System & Identity Management Software

	Financial Processors 1.5%
345,200	CardTronics (a)	4,339,164
	Operates the World’s Largest Network of ATMs

	Computer Hardware & Related Equipment 1.4%
100,500	Amphenol	4,240,095
	Electronic Connectors

	Advertising 0.9%
498,600	VisionChina Media - ADR (China) (a)	2,343,420
	Advertising on Digital Screens in China’s Mass Transit System
60,327	China Mass Media - ADR (China) (a)	172,535
	Media Planning Agency in China
		2,515,955
	Instrumentation 0.5%
13,500	Mettler Toledo (a)	1,474,200
	Laboratory Equipment
Total Information		57,122,875

	Finance 10.8%
	Brokerage & Money Management 5.2%
747,300	MF Global (a)	6,030,711
	Futures Broker
175,000	Eaton Vance	5,869,500
	Specialty Mutual Funds
150,000	SEI Investments	3,295,500
	Mutual Fund Administration & Investment Management
		15,195,711
	Insurance 3.7%
1,751,000	Conseco (a)	10,891,220
	Life, Long-term Care & Medical Supplement Insurance

	Credit Cards 1.9%
380,000	Discover Financial Services	5,662,000
	Credit Card Company
Total Finance		31,748,931

	Industrial Goods & Services 8.9%
	Waste Management 2.4%
203,000	Waste Management	6,989,290
	U.S. Garbage Collection & Disposal

	Machinery 2.1%
149,000	Ametek	6,177,540
	Aerospace/Industrial Instruments

	Outsourcing Services 1.6%
251,000	Quanta Services (a)	4,809,160
	Electrical & Telecom Construction Services

	Industrial Materials & Specialty Chemicals 1.3%
134,000	Nalco Holding Company	3,260,220
	Provider of Water Treatment & Process Chemicals & Services
82,300	ChemSpec International - ADR (China)	628,772
	Specialty Chemicals with Focus on Fluorinated Chemical Manufacturing
		3,888,992
	Other Industrial Services 1.0%
81,500	Expeditors International of Washington	3,008,980
	International Freight Forwarder

	Industrial Distribution 0.5%
12,000	WW Grainger	1,297,440
	Industrial Distribution
Total Industrial Goods & Services		26,171,402

	Other Industries 3.2%
	Transportation 3.2%
175,000	JB Hunt Transport Services	6,279,000
	Truck & Intermodal Carrier
122,000	American Commercial Lines (a)	3,062,200
	Operator of Inland Barges/Builder of Barges & Vessels
		9,341,200
Total Other Industries		9,341,200

2

Number of Shares or Principal Amount		Value

	Health Care —%
	Biotechnology & Drug Delivery —%
20,000	NPS Pharmaceuticals (a)	$100,800
	Orphan Drugs & Healthy Royalties
	Health Care Services —%
2,500	Emdeon (a)	41,300
	Revenue & Payment Cycle Management
Total Health Care		142,100

Total Equities: 94.2% (Cost: $210,031,141)		276,797,167

Short-Term Obligations 5.3%
	Repurchase Agreement 4.8%
$14,120,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 10/26/12, market value $14,405,925 (repurchase proceeds $14,120,000)	14,120,000

	Commercial Paper 0.5%
1,400,000	Toyota Motor Credit 0.23% due 4/01/10	1,400,000

Total Short-Term Obligations: (Cost: $15,520,000)		15,520,000

Total Investments: 99.5% (Cost: $225,551,141)(d)(e)(f)		292,317,167

Cash and Other Assets Less Liabilities: 0.5%		1,398,783

Total Net Assets: 100%		$293,715,950

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

3

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$84,564,990	$6,331,257	$23,482	$90,919,729
Energy & Minerals	30,036,525	27,809,605	3,504,800	61,350,930
Information	57,122,875	—	—	57,122,875
Finance	31,748,931	—	—	31,748,931
Industrial Goods & Services	26,171,402	—	—	26,171,402
Other Industries	9,341,200	—	—	9,341,200
Health Care	142,100	—	—	142,100
Total Equities	239,128,023	34,140,862	3,528,282	276,797,167
Total Short-Term Obligations	—	15,520,000	—	15,520,000
Total Investments	$239,128,023	$49,660,862	$3,528,282	$292,317,167

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement, that have a holding period or an extended settlement period, are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the advisors experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund’s assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value, management will utilize the valuation technique that they deem the most appropriate in the circumstances. Securities acquired via private placement but are not yet trading are valued using the market approach for which management has determined that the original transaction price is the best representation of fair value. Securities for which no markets exist are valued based upon the market approach using inputs from the investment team but ultimately decided by the Board of Trustees. These may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company’s capital structure.

The following table reconciles asset balances for the three-month period ending March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of March 31, 2010
Equities
Consumer Goods & Services	$23,515	$—	$(33)	$—	$—	$23,482
Energy & Minerals	—	—	—	3,504,800	—	3,504,800
	$23,515	$—	$(33)	$3,504,800	$—	$3,528,282

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $33.

(a)	Non-income producing security.
(b)	Illiquid Security.
(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2010, the market value of these securities amounted to $31,314,405 which represented 10.7% of total net assets.

Additional information on these securities is as follows:

4

	Acquisition
Security	Dates	Shares	Cost	Value
Canacol Energy	9/23/09	16,460,000	$4,287,256	$11,070,572

Pacific Rubiales Energy	7/12/07	430,500	1,728,466	8,321,093

Eacom Timber - Subscription Receipts	3/17/10	5,000,000	2,475,248	3,544,528

Tuscany International Drilling	3/18/10-3/23/10	2,004,800	2,004,800	2,004,800

Tuscany International Drilling — Special Warrants	2/12/10	1,000,000	1,500,000	1,500,000

Cap-Link Ventures	11/20/09	5,714,000	1,202,115	1,917,325

Cap-Link Ventures - Warrants	11/20/09	5,714,000	706,004	1,125,191

ShaMaran Petroleum	9/15/09	3,450,000	2,414,839	1,830,896
			$16,318,728	$31,314,405

(d)                                 An affiliated person of the fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Transactions in this affiliated company during the three months ended March 31, 2010 are as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/10	Value	Dividend
Canacol Energy*	16,460,000	—	—	16,460,000	$11,070,572	$—

* At March 31, 2010, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of this company at March 31, 2010, was $4,287,256 and $11,070,572, respectively.

(e)                                  On March 31, 2010, the market value of foreign securities represents 15.3% of total net assets.  The Fund’s foreign portfolio was diversified as follows:

			Percentage of
Currency	Value	Cost	Net Assets
Canadian Dollar	$38,526,734	$19,969,952	13.1
Hong Kong Dollar	6,354,739	5,016,089	2.2
	$44,881,473	$24,986,041	15.3

(f)                                    At March 31, 2010, for federal income tax purposes, the cost of investments was $225,551,141 and net unrealized appreciation was $66,766,026 consisting of gross unrealized appreciation of $97,838,632 and gross unrealized depreciation of $31,072,606.

ADR = American Depositary Receipts.

5

Wanger International Select

Statement of Investments (Unaudited), March 31, 2010

Number of Shares		Value

	Equities - 97.8%

	Europe - 37.5%
	United Kingdom 15.6%
172,000	Serco	$1,568,669
	Facilities Management
81,000	Capita Group	929,870
	White Collar, Back Office Outsourcing
40,000	Intertek Group	885,005
	Testing, Inspection & Certification Services
221,400	Cobham	863,454
	Aerospace Components
22,000	Schroders	469,727
	United Kingdom Top Tier Asset Manager
66,900	Spice Group	29,949
	United Kingdom Utility Outsourcing
		4,746,674
	Netherlands 6.2%
13,540	Fugro	884,947
	Sub-sea Oilfield Services
19,100	Imtech	611,657
	Electromechanical & ICT Installation & Maintenance
3,000	Core Laboratories	392,400
	Oil & Gas Reservoir Consulting
		1,889,004
	France 3.2%
7,000	Neopost	559,426
	Postage Meter Machines
8,000	Zodiac Aerospace	393,525
	Leading Supplier to the Aerospace Industry
		952,951
	Spain 2.7%
15,400	Red Eléctrica de Espana	826,489
	Spanish Power Transmission

	Switzerland 2.6%
9,300	Bank Sarasin & Cie (a)	385,883
	Private Banking
3,800	Kuehne & Nagel	384,541
	Freight Forwarding/Logistics
		770,424
	Sweden 2.5%
53,300	Hexagon	760,311
	Measurement Equipment

	Germany 2.1%
14,000	Rhoen-Klinikum	358,327
	Health Care Services
30,000	Wirecard	283,637
	Online Payment Processing & Risk Management
		641,964
	Ireland 1.8%
160,000	United Drug	555,387
	Irish Pharmaceutical Wholesaler & Outsourcer

	Denmark 0.8%
2,200	Novozymes	243,478
	Industrial Enzymes
Total Europe		11,386,682

	Asia - 35.9%
	Japan 15.7%
104,000	Kansai Paint	847,663
	Paint Producer in Japan, India, China & Southeast Asia
617	Jupiter Telecommunications	712,761
	Largest Cable Service Provider in Japan
335	Seven Bank	673,655
	ATM Processing Services
13,900	Benesse	602,150
	Education Service Provider
47,900	Rohto Pharmaceutical	526,188
	Health & Beauty Products
12,000	Ain Pharmaciez	350,540
	Dispensing Pharmacy/Drugstore Operator
42,000	Nomura Holdings	309,530
	Brokerage, Dealing, Underwriting & Asset Management
66	Orix JREIT	298,973
	Diversified REIT
32,000	Kamigumi	257,397
	Port Cargo Handling & Logistics
23,000	Suruga Bank	205,669
	Regional Bank
		4,784,526
	Singapore 6.3%
465,000	Olam International	860,896
	Agriculture Supply Chain Manager
570,000	Ascendas REIT	782,301
	Singapore Industrial Property Landlord
50,000	Singapore Exchange	273,419
	Singapore Equity & Derivatives Market Operator
		1,916,616
	South Korea 6.1%
5,500	NHN (a)	874,984
	South Korea’s Largest Online Search Engine
3,700	MegaStudy	609,881
	Online Education Service Provider
11,500	Woongjin Coway	356,246
	South Korean Household Appliance Rental Service Provider
		1,841,111
	China 6.0%
337,000	Zhaojin Mining Industry	659,742
	Gold Mining & Refining in China
631,000	Jiangsu Expressway	591,645
	Chinese Toll Road Operator

1

Number of Shares		Value

	China — 6.0% (cont)
135,500	Shandong Weigao	$565,438
	Vertically Integrated Hospital Consumable Manufacturing
		1,816,825
	Hong Kong 1.8%
33,000	Hong Kong Exchanges and Clearing	550,832
	Hong Kong Equity & Derivatives Market Operator
Total Asia		10,909,910

	Other Countries — 21.2%
	South Africa 6.6%
46,000	Naspers	1,998,833
	Media in Africa & Other Emerging Markets

	United States 5.5%
7,000	Oceaneering International (a)	444,430
	Provider of Sub-sea Services & Manufactured Products
12,500	Atwood Oceanics (a)	432,875
	Offshore Drilling Contractor
4,700	Diamond Offshore	417,407
	Offshore Drilling Contractor
7,000	Alexion Pharmaceuticals (a)	380,590
	Biotech Focused on Orphan Diseases
		1,675,302
	Canada 5.4%
50,000	Eldorado Gold (a)	607,000
	Gold Miner in Turkey, Greece, China & Brazil
3,800	Potash Corp. of Saskatchewan	453,530
	World’s Largest Producer of Potash
12,900	CCL Industries	358,556
	Leading Global Label Manufacturer
5,900	AG Growth	214,936
	Leading Manufacturer of Augers & Grain Handling Equipment
		1,634,022
	Australia 2.6%
56,000	UGL	773,396
	Engineering & Facilities Management

	Israel 1.1%
25,000	Israel Chemicals	338,226
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
Total Other Countries		6,419,779

	Latin America — 3.2%
	Colombia 3.2%
50,000	Pacific Rubiales Energy (a)	971,299
	Oil Production & Exploration in Colombia
Total Latin America		971,299

Total Equities: 97.8% (Cost: $22,760,522)		29,687,670

Principal Amount

Short-Term Obligation — 1.4%
	Repurchase Agreement 1.4%
$431,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/10, due 4/01/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 5/12/14, market value $441,525 (repurchase proceeds $431,000)	431,000

Total Short-Term Obligation (Cost: $431,000)		431,000

Total Investments: 99.2% (Cost: $23,191,522)(b)(c)		30,118,670

Cash and Other Assets Less Liabilities: 0.8%		249,965

Total Net Assets: 100.0%		$30,368,635

Notes to Statement of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Mutual Funds and Exchange Traded Funds are valued at their closing net asset value as reported to NASDAQ. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systemic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Additionally, securities fair valued by the Fund’s Valuation Committee that rely on significant observable inputs are also included in level 2. Typical Level 3 securities include any security fair valued by the Funds’ Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$392,400	$10,994,282	$—	$11,386,682
Asia	—	10,909,910	—	10,909,910
Other Countries	4,280,623	3,110,455	—	7,391,078
Total Equities	4,673,023	25,014,647	—	29,687,670
Total Short-Term Obligations	—	431,000	—	431,000
Total Investments	$4,673,023	$25,445,647	$—	$30,118,670

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  These models take into account available market data including intraday index, ADR, and ETF movements.

Certain Short-Term Obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a)                                  Non-income producing security.

(b)                                 On March 31, 2010, the Fund’s total investments were denominated in currencies as follows:

2

		Percentage of
Currency	Value	Net Assets
Japanese Yen	$4,784,526	15.8
British Pound	4,746,674	15.6
Euro	4,473,396	14.7
Canadian Dollar	2,605,321	8.6
U.S. Dollar	2,498,702	8.2
Hong Kong Dollar	2,367,657	7.8
South African Rand	1,998,833	6.6
Singapore Dollar	1,916,616	6.3
South Korean Won	1,841,111	6.1
Other currencies less than 5% of total net assets	2,885,834	9.5
Cash and other assets less liabilities	249,965	0.8
	$30,368,635	100.0

(c)                                  At March 31, 2010, for federal income tax purposes, the cost of investments was $23,191,522 and net unrealized appreciation was $6,927,148 consisting of gross unrealized appreciation of $7,802,157 and gross unrealized depreciation of $875,009.

3

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 21, 2010

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 21, 2010